CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Aug. 31, 2018 USD ($)	Aug. 31, 2018 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Repayments of long term debt					$ 7,994
Amount of total equity	$ 153,693				153,693	$ 125,790
Unutilized short-term lines of credit	1,900				$ 1,900
Loan Covenants [Member]
Debt Instrument [Line Items]
Ratio of total equity					30.00%
Amount of total equity	$ 15,000				$ 15,000
EBITDA amount					$ 10,000
Commercial Israeli Bank [Member]
Debt Instrument [Line Items]
Proceeds from long term debt			$ 81,700
Long term debt term			5 years	5 years
Interest rate	1.75%		0.53%	0.53%	1.75%
Repayments of long term debt	$ 8,000
Commercial Israeli Bank [Member] | NIS [Member]
Debt Instrument [Line Items]
Proceeds from long term debt | ₪				₪ 296,000
Repayments of long term debt | ₪		₪ 30,000